Supplement to theFidelity® Select Portfolios®Class A, Class M, Class C, Class I and Class ZApril 29, 2020STATEMENT OF  ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “INVESTMENT POLICIES AND LIMITATIONS” section.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

The following information supplements information for Telecommunications Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Abernethy as of August 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$340	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecommunications Portfolio ($340 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of August 31, 2020, the dollar range of shares of Telecommunications Portfolio beneficially owned by Ms. Abernethy was none.

FASFB-20-031.848947.120	October 14, 2020

Supplement to theFidelity® Select Portfolios®April 29, 2020STATEMENT OF  ADDITIONAL INFORMATION

The following heading and subsequent information replace the “Reforms and Government Intervention in the Financial Markets” heading and similar information found in the “INVESTMENT POLICIES AND LIMITATIONS” section.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund’s registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

The following information supplements information for IT Services Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Baker as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,444	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes IT Services Portfolio ($4,042 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of IT Services Portfolio beneficially owned by Ms. Baker was $100,001 - $500,000.

The following information supplements information for Leisure Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Hilkert as of August 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$458	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($458 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of August 31, 2020, the dollar range of shares of Leisure Portfolio beneficially owned by Mr. Hilkert was $10,001 - $50,000.

The following information supplements information for Semiconductors Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Benjamin as of March 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	3	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,408	$172	$434
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Semiconductors Portfolio ($3,148 (in millions) assets managed).

As of March 31, 2020, the dollar range of shares of Semiconductors Portfolio beneficially owned by Mr. Benjamin was none.

The following information supplements information for Technology Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Lempel as of July 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$24,882	none	$320
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Technology Portfolio ($8,985 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of July 31, 2020, the dollar range of shares of Technology Portfolio beneficially owned by Mr. Lempel was none.

The following information supplements information for Telecommunications Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Abernethy as of August 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$340	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Telecommunications Portfolio ($340 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund’s fiscal year-end.

As of August 31, 2020, the dollar range of shares of Telecommunications Portfolio beneficially owned by Ms. Abernethy was none.

SELB-20-031.475630.219	October 14, 2020